Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consisted of the following:
	December 31, 2023	December 31, 2022
Vehicles	$510,385	$454,589
Office equipment	360,740	273,240
Leasehold improvement	486,091	118,132
Less: accumulated depreciation	(680,570)	(471,956)
	$676,646	$374,005